Per Share Amounts - Common Share Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Dividends paid (in CAD per share)	$ 0.500	$ 0.385
Common shares
Earnings per share [line items]
Dividends paid on common shares	$ 925	$ 729
Variable dividends declared ( in CAD per share)	$ 0.135	$ 0
Variable dividends paid on common shares	$ 251	$ 0
Total common share dividends paid (in CAD per share)	$ 0.635	$ 0.385
Total dividends paid on common shares	$ 1,176	$ 729